UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22492

 NAME OF REGISTRANT:                     MainGate Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 6075 Poplar Ave., Suite 402
                                         Memphis, TN 38119

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Geoffrey P. Mavar
                                         MainGate Trust
                                         6075 Poplar Ave., Suite 402
                                         Memphis, TN 38119

 REGISTRANT'S TELEPHONE NUMBER:          (901) 537-1866

 DATE OF FISCAL YEAR END:                11/30

 DATE OF REPORTING PERIOD:               07/01/2011 - 06/30/2012


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

MainGate MLP Fund
--------------------------------------------------------------------------------------------------------------------------
 COPANO ENERGY, L.L.C.                                                                       Agenda Number:  933587531
--------------------------------------------------------------------------------------------------------------------------
        Security:  217202100
    Meeting Type:  Annual
    Meeting Date:  17-May-2012
          Ticker:  CPNO
            ISIN:  US2172021006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       JAMES G. CRUMP                                            Mgmt          For                            For
       ERNIE L. DANNER                                           Mgmt          For                            For
       SCOTT A. GRIFFITHS                                        Mgmt          For                            For
       MICHAEL L. JOHNSON                                        Mgmt          For                            For
       MICHAEL G. MACDOUGALL                                     Mgmt          For                            For
       R. BRUCE NORTHCUTT                                        Mgmt          For                            For
       T. WILLIAM PORTER                                         Mgmt          For                            For
       WILLIAM L. THACKER                                        Mgmt          For                            For

2.     RATIFICATION OF DELOITTE & TOUCHE LLP AS                  Mgmt          For                            For
       OUR INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR 2012.




--------------------------------------------------------------------------------------------------------------------------
 CROSSTEX ENERGY, INC.                                                                       Agenda Number:  933573859
--------------------------------------------------------------------------------------------------------------------------
        Security:  22765Y104
    Meeting Type:  Annual
    Meeting Date:  08-May-2012
          Ticker:  XTXI
            ISIN:  US22765Y1047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       LELDON E. ECHOLS                                          Mgmt          For                            For
       SHELDON B. LUBAR                                          Mgmt          For                            For

2.     PROPOSAL TO RATIFY THE APPOINTMENT OF KPMG                Mgmt          For                            For
       LLP AS CROSSTEX ENERGY, INC.'S INDEPENDENT
       PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR
       ENDED DECEMBER 31, 2012.

3.     PROPOSAL TO APPROVE THE COMPENSATION PAID                 Mgmt          For                            For
       TO THE COMPANY'S NAMED EXECUTIVE OFFICERS
       AS DISCLOSED IN THE PROXY STATEMENT.

4.     STOCKHOLDER PROPOSAL TO AMEND THE                         Shr           Against                        For
       EMPLOYMENT POLICY OF CROSSTEX ENERGY, INC.
       TO EXPLICITLY PROHIBIT DISCRIMINATION BASED
       ON SEXUAL ORIENTATION AND GENDER IDENTITY
       OR EXPRESSION.




--------------------------------------------------------------------------------------------------------------------------
 EAGLE ROCK ENERGY PARTNERS                                                                  Agenda Number:  933589573
--------------------------------------------------------------------------------------------------------------------------
        Security:  26985R104
    Meeting Type:  Annual
    Meeting Date:  08-Jun-2012
          Ticker:  EROC
            ISIN:  US26985R1041
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       WILLIAM A. SMITH                                          Mgmt          For                            For
       H.C. WILLIAMSON, III                                      Mgmt          For                            For

2.     ADVISORY VOTE TO APPROVE NAMED EXECUTIVE                  Mgmt          For                            For
       OFFICER COMPENSATION.

3.     RATIFICATION OF THE APPOINTMENT OF KPMG LLP               Mgmt          For                            For
       AS THE INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM OF THE PARTNERSHIP TO
       EXAMINE, AUDIT AND REPORT TO UNITHOLDERS ON
       THE CONSOLIDATED FINANCIAL STATEMENTS OF
       THE PARTNERSHIP AND ITS SUBSIDIARIES FOR
       THE FISCAL YEAR ENDING DECEMBER 31, 2012.




--------------------------------------------------------------------------------------------------------------------------
 MAGELLAN MIDSTREAM PARTNERS,L.P.                                                            Agenda Number:  933557792
--------------------------------------------------------------------------------------------------------------------------
        Security:  559080106
    Meeting Type:  Annual
    Meeting Date:  24-Apr-2012
          Ticker:  MMP
            ISIN:  US5590801065
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       ROBERT G. CROYLE                                          Mgmt          For                            For
       BARRY R. PEARL                                            Mgmt          For                            For

2.     ADVISORY RESOLUTION TO APPROVE EXECUTIVE                  Mgmt          For                            For
       COMPENSATION

3.     RATIFICATION OF APPOINTMENT OF INDEPENDENT                Mgmt          For                            For
       AUDITOR




--------------------------------------------------------------------------------------------------------------------------
 MARKWEST ENERGY PARTNERS LP                                                                 Agenda Number:  933620280
--------------------------------------------------------------------------------------------------------------------------
        Security:  570759100
    Meeting Type:  Annual
    Meeting Date:  01-Jun-2012
          Ticker:  MWE
            ISIN:  US5707591005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       FRANK M. SEMPLE                                           Mgmt          For                            For
       DONALD D. WOLF                                            Mgmt          For                            For
       KEITH E. BAILEY                                           Mgmt          For                            For
       MICHAEL L. BEATTY                                         Mgmt          For                            For
       CHARLES K. DEMPSTER                                       Mgmt          For                            For
       DONALD C. HEPPERMANN                                      Mgmt          For                            For
       RANDALL J. LARSON                                         Mgmt          For                            For
       ANNE E. FOX MOUNSEY                                       Mgmt          For                            For
       WILLIAM P. NICOLETTI                                      Mgmt          For                            For

2.     TO APPROVE AN AMENDMENT TO THE                            Mgmt          For                            For
       PARTNERSHIP'S 2008 LONG-TERM INCENTIVE PLAN
       TO INCREASE THE NUMBER OF COMMON UNITS
       AVAILABLE FOR ISSUANCE UNDER THE PLAN FROM
       2.5 MILLION TO 3.7 MILLION.

3.     RATIFICATION OF DELOITTE & TOUCHE LLP AS                  Mgmt          For                            For
       THE PARTNERSHIP'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTANTS FOR THE FISCAL YEAR
       ENDING DECEMBER 31, 2012.




--------------------------------------------------------------------------------------------------------------------------
 REGENCY ENERGY PARTNERS                                                                     Agenda Number:  933526115
--------------------------------------------------------------------------------------------------------------------------
        Security:  75885Y107
    Meeting Type:  Special
    Meeting Date:  16-Dec-2011
          Ticker:  RGP
            ISIN:  US75885Y1073
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF THE TERMS OF THE REGENCY ENERGY               Mgmt          For                            For
       PARTNERS LP 2011 LONG-TERM INCENTIVE PLAN,
       WHICH PROVIDES FOR AWARDS OF OPTIONS, ALL
       AS MORE FULLY DESCRIBED IN THE PROXY
       STATEMENT.




--------------------------------------------------------------------------------------------------------------------------
 TARGA RESOURCES CORP.                                                                       Agenda Number:  933596542
--------------------------------------------------------------------------------------------------------------------------
        Security:  87612G101
    Meeting Type:  Annual
    Meeting Date:  25-May-2012
          Ticker:  TRGP
            ISIN:  US87612G1013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       IN SEON HWANG                                             Mgmt          For                            For
       JOE BOB PERKINS                                           Mgmt          For                            For
       ERSHEL C. REDD, JR.                                       Mgmt          For                            For

2      TO RATIFY THE SELECTION OF                                Mgmt          For                            For
       PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S
       INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS
       FOR 2012.




--------------------------------------------------------------------------------------------------------------------------
 THE WILLIAMS COMPANIES, INC.                                                                Agenda Number:  933595211
--------------------------------------------------------------------------------------------------------------------------
        Security:  969457100
    Meeting Type:  Annual
    Meeting Date:  17-May-2012
          Ticker:  WMB
            ISIN:  US9694571004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: ALAN S. ARMSTRONG                   Mgmt          For                            For

1B     ELECTION OF DIRECTOR: JOSEPH R. CLEVELAND                 Mgmt          For                            For

1C     ELECTION OF DIRECTOR: IRL F. ENGELHARDT                   Mgmt          For                            For

1D     ELECTION OF DIRECTOR: JOHN A. HAGG                        Mgmt          For                            For

1E     ELECTION OF DIRECTOR: JUANITA H. HINSHAW                  Mgmt          For                            For

1F     ELECTION OF DIRECTOR: FRANK T. MACINNIS                   Mgmt          For                            For

1G     ELECTION OF DIRECTOR: STEVEN W. NANCE                     Mgmt          For                            For

1H     ELECTION OF DIRECTOR: MURRAY D. SMITH                     Mgmt          For                            For

1I     ELECTION OF DIRECTOR: JANICE D. STONEY                    Mgmt          For                            For

1J     ELECTION OF DIRECTOR: LAURA A. SUGG                       Mgmt          For                            For

02     RATIFICATION OF ERNST & YOUNG LLP AS                      Mgmt          For                            For
       AUDITORS FOR 2012

03     APPROVAL, BY NONBINDING ADVISORY VOTE, OF                 Mgmt          For                            For
       THE COMPANY'S EXECUTIVE COMPENSATION



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         MainGate Trust
By (Signature)       /s/ Matthew G. Mead
Name                 Matthew G. Mead
Title                President
Date                 08/08/2012